long-term debt - TELUS Communications Inc. debentures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / NotesSeries	Dec. 31, 2018 CAD ($)
TELUS Communications Inc. debentures
Long-term debt	$ 18,474	$ 14,101
10.65% Debentures, Series 3
TELUS Communications Inc. debentures
Borrowings, interest rate	10.65%
Issued	June 1991
Maturity	June 2021
Borrowings, issue price | $ / NotesSeries	998.00
Principal face amount: Originally issued	$ 175
Long-term debt	$ 175
9.65% Debentures, Series 5
TELUS Communications Inc. debentures
Borrowings, interest rate	9.65%
Issued	April 1992
Maturity	April 2022
Borrowings, issue price | $ / NotesSeries	972.00
Principal face amount: Originally issued	$ 150
Long-term debt	$ 249
Period for exchange of debentures	4 years
Exchange of debentures	$ 99
8.80% Debentures, Series B
TELUS Communications Inc. debentures
Borrowings, interest rate	8.80%
Issued	September 1995
Maturity	September 2025
Borrowings, issue price | $ / NotesSeries	995.10
Principal face amount: Originally issued	$ 200
Long-term debt	$ 200
Redemption present value spread - Basis points	0.15%
Redemption price percentage	100.00%
8.80% Debentures, Series B | Minimum
TELUS Communications Inc. debentures
Redemption of debentures, notice period	30 days